CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Financing income			¥ 308,716,991	¥ 1,255,487,959
Guarantee income				3,934,761
Loan facilitation income and other related income			18,809,073	39,531,049
Transaction services fee and other related income			113,790,389	151,693,310
Total revenues	¥ 126,338,353	$ 17,794,385	577,493,364	1,654,042,540
Cost of revenues:
Cost of goods sold	(27,716,207)	(3,903,746)	(326,888,967)	(78,532,651)
Cost of other revenues	(132,397,662)	(18,647,821)	(56,202,270)	(220,193,581)
Total cost of revenues	(160,113,869)	(22,551,567)	(383,091,237)	(298,726,232)
Operating expenses:
Sales and marketing	(3,796,273)	(534,694)	(271,611,475)	(127,376,379)
General and administrative	(273,588,744)	(38,534,169)	(287,457,156)	(443,275,523)
Research and development	(47,763,109)	(6,727,293)	(58,275,392)	(141,263,820)
Changes in guarantee liabilities and risk assurance liabilities (including changes in guarantee liabilities amounts of RMB 53,009,582, RMB 37,120,954 and RMB nil (US$nil), change in risk assurance liabilities amounts of RMB 148,592,603, RMB 66,870,069 and RMB nil (US$ nil) for the years ended December 31, 2021, 2022 and 2023, respectively).			103,991,023	201,602,185
Expected credit reversal /(loss) for receivables and other assets	(24,653,548)	(3,472,380)	221,121,383	151,816,830
Impairment loss from other assets	(5,799,642)	(816,862)	(268,926,952)	(156,394,433)
Total operating expenses	(355,601,316)	(50,085,398)	(561,158,569)	(514,891,140)
Other operating income	58,368,285	8,221,001	37,255,254	82,273,807
Income/(loss) from operations	(331,008,547)	(46,621,579)	(329,501,188)	922,698,975
Interest and investment income, net	255,332,621	35,962,848	112,816,211	129,455,869
(Loss)/gain from equity method investments	3,207,384	451,751	13,998,022	(221,798,009)
Gain/(loss) on derivative instruments	153,834,938	21,667,198	(70,420,481)	17,375,517
Foreign exchange (loss)/gain, net	(2,931,704)	(412,922)	250,234	(51,356)
Other income	29,004,500	4,085,198	19,832,854	5,213,254
Other expenses	(5,965,137)	(840,172)	(16,599,481)	(6,485,205)
Net income/(loss) before income taxes	101,474,055	14,292,322	(269,623,829)	846,409,045
Income tax expenses	(62,340,516)	(8,780,478)	(92,428,127)	(260,482,067)
Net income/(loss)	39,133,539	5,511,844	(362,051,956)	585,926,978
Less: net loss attributable to noncontrolling interests			(87,833)	(3,147,100)
Net income/(loss) attributable to Qudian Inc.'s shareholders	39,133,539	5,511,844	(361,964,123)	589,074,078
Other comprehensive (loss)/income
Foreign currency translation adjustment	21,829,283	3,074,590	13,036,988	(7,577,408)
Total comprehensive income/(loss)	60,962,822	8,586,434	(349,014,968)	578,349,570
Less: comprehensive loss attributable to noncontrolling interests			(87,833)	(3,147,100)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	¥ 60,962,822	$ 8,586,434	¥ (348,927,135)	¥ 581,496,670
Class A and Class B ordinary shares
Earnings/(loss) per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.32
Diluted | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.27
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic | shares	217,281,512	217,281,512	246,024,592	253,438,807
Diluted | shares	222,222,858	222,222,858	246,024,592	266,292,869
American Depositary Shares
Earnings/(loss) per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.32
Diluted | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.27
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic | shares	153,790,000	153,790,000	182,530,000	46,740,000
Diluted | shares	158,730,000	158,730,000	182,530,000	49,110,000
Sales commission fee
Revenues:
Revenues			¥ 115,042	¥ 35,411,010
Penalty fee
Revenues:
Revenues			53,445,376	67,316,352
Sales income and others
Revenues:
Revenues	¥ 126,338,353	$ 17,794,385	¥ 82,616,493	¥ 100,668,099